Document and Entity Information	Mar. 28, 2023
Prospectus:
Document Type	497
Document Period End Date	Mar. 28, 2023
Entity Registrant Name	Invesco Actively Managed Exchange-Traded Commodity Fund Trust
Entity Central Index Key	0001595386
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 28, 2023
Document Effective Date	Mar. 28, 2023
Prospectus Date	Feb. 28, 2023
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF | Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF
Prospectus:
Trading Symbol	PDBC